CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 536.7	$ 742.8	$ 386.7
Cash flows hedges:
(Loss) gain on valuation of derivative financial instruments	(10.1)	43.7	(30.9)
Deferred income taxes	(5.7)	28.0	15.9
Defined benefit plans:
Re-measurement (loss) gain	(6.8)	(3.2)	33.1
Deferred income taxes	1.9	0.9	(8.9)
Reclassification to income:
Other comprehensive income (loss) from continuing operations	(20.7)	69.4	9.2
Comprehensive income from continuing operations	516.0	812.2	395.9
Income from discontinued operations	3.8	18.2	1.0
Comprehensive income	519.8	830.4	396.9
Comprehensive income (loss) from continuing operations attributable to
Shareholders	513.4	816.7	405.8
Non-controlling interests	2.6	(4.5)	(9.9)
Comprehensive income (loss) attributable to
Shareholders	517.2	834.9	406.8
Non-controlling interests	$ 2.6	$ (4.5)	$ (9.9)